SUN CAPITAL ADVISERS TRUST

SC Goldman Sachs Mid Cap Value Fund

Supplement dated January 5, 2009

To the Statement of Additional Information dated May 1, 2008, as amended August 1, 2008

This supplement provides information regarding changes to the Statement of Additional Information dated May 1, 2008, as amended August 1, 2008, for Sun Capital Advisers Trust.  Effective December 31, 2008, Melissa R. Brown, one of the named portfolio managers for the SC Goldman Sachs Mid Cap Value Fund, has retired.  Accordingly, effective immediately, the Statement of Additional Information is hereby supplemented as follows:

Under the "Portfolio Managers" section:

“Potential Conflicts of Interest Concerning Portfolio Managers” subsection, on page 40, the two entries for Melissa R. Brown are deleted in their entirety.

“Other Accounts Managed by Portfolio Managers – GSAM” subsection, on page 47, reference to Melissa R. Brown is deleted in its entirety.

“Performance Fees – GSAM” subsection, on page 48, reference to Melissa R. Brown is deleted in its entirety.